Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Balance as of 1 January	$ 11,330	$ 12,058
Translation difference	1,505	(728)
Balance as of 31 December	$ 12,835	$ 11,330